UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 06/30/2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 91.3%
Bay Area Toll Authority, RB, VRDN, P-FLOATS, Series 4740 (Bank of America NA SBPA), 0.10%, 7/09/15 (a)(b)(c)	$3,500	$3,500,000
Bay Area Toll Authority, RB, VRDN (US Bank NA LOC), 0.06%, 7/09/15 (c)	8,500	8,500,000
Bay Area Toll Authority, Refunding RB, VRDN (Bank of Tokyo-Mitsubishi UFJ LOC), 0.06%, 7/09/15 (c)	900	900,000
California Educational Facilities Authority, Refunding RB, 3.00%, 10/01/15	500	503,341
California Health Facilities Financing Authority, RB, VRDN (c):
FLOATS (Bank of America NA Liquidity Agreement), 0.10%, 7/09/15 (a)(b)	2,860	2,860,000
P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.08%, 7/09/15 (a)(b)	10,995	10,995,000
Scripps Health, Series B (Wells Fargo Bank NA LOC), 0.06%, 7/08/15	4,180	4,180,000
St. Joseph Health System, Series C (Northern Trust Co. LOC), 0.01%, 7/02/15	2,450	2,450,000
Stanford Hospital & Clinics, Series C, 0.22%, 1/28/16	12,000	12,000,000
California Health Facilities Financing Authority, Refunding RB, VRDN, Catholic Healthcare, Series B (JPMorgan Chase & Co. LOC), 0.16%, 7/02/15 (c)	3,100	3,100,000
California Housing Finance Agency, RB, VRDN, Home Mortgage, Series D, AMT (Guarantor Agreement & Liquidity Agreement with Fannie Mae and Freddie Mac), 0.11%, 7/08/15 (c)	2,600	2,600,000
California Infrastructure & Economic Development Bank, Refunding RB, VRDN (c):
Los Angeles Museum, Series B (Wells Fargo Bank NA LOC), 0.02%, 7/02/15	9,095	9,095,000
Pacific Gas & Electric Co., Series B (Union Bank NA LOC), 0.01%, 7/02/15	1,700	1,700,000
Municipal Bonds	Par (000)	Value
California (continued)
California Infrastructure & Economic Development Bank, Refunding RB, VRDN (c) (concluded):
Pacific Gas & Electric Co., Series D (Sumitomo Mitsui Banking Corp. LOC), 0.02%, 7/02/15	$8,800	$8,800,000
California Pollution Control Financing Authority, RB, VRDN (c):
Air Products & Chemicals, Inc., Series B, 0.01%, 7/02/15	9,000	9,000,000
Burrtec Waste Group, Series A, AMT (US Bank NA LOC), 0.12%, 7/08/15	7,505	7,505,000
EDCO Disposal Corp. Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.12%, 7/08/15	2,160	2,160,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (JPMorgan Chase Bank LOC), 0.01%, 7/02/15 (c)	400	400,000
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.15%, 7/13/15 (c)	4,540	4,540,000
California State Health Facilities Financing Authority, RB, RBC Municipal Products, Inc. Trust, VRDN, FLOATS, Series E-21 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 7/06/15 (a)(b)(c)	7,100	7,100,000
California Statewide Communities Development Authority, HRB, VRDN, M/F (Fannie Mae Guarantor) (c):
2nd Street Senior Apartments, Series TT, AMT, 0.08%, 7/09/15	2,255	2,255,000
Greentree Senior Apartments Project, Series P, AMT, 0.09%, 7/09/15	7,350	7,350,000
California Statewide Communities Development Authority, RB, VRDN, M/F (c):
Alhambra-Mace Ranch (East West Bank LOC, Federal Home Loan SBPA), 0.07%, 7/09/15	6,950	6,950,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	1

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, VRDN, M/F (c) (concluded):
Kimberly Woods, Series B (Fannie Mae Liquidity Agreement), 0.07%, 7/08/15	$500	$500,000
Oakmont of Alameda Project, Series WW, AMT (East West Bank LOC, Federal Home Loan SBPA), 0.08%, 7/09/15	12,680	12,680,000
California Statewide Communities Development Authority, Refunding RB, VRDN, John Muir Health (Wells Fargo Bank NA LOC), 0.02%, 7/02/15 (c)	4,200	4,200,000
Castro Valley California Unified School District, GO, Refunding, 2.00%, 8/01/15	300	300,484
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities (Union Bank NA LOC), 0.06%, 7/08/15 (c)	1,700	1,700,000
City & County of San Francisco California Public Utilities Commission, Refunding RB, TECP:
0.07%, 7/01/15	5,000	5,000,000
0.08%, 8/19/15	5,000	5,000,000
City of Carlsbad California, HRB, VRDN, M/F, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.09%, 7/09/15 (c)	13,215	13,215,000
City of San Jose California, Refunding, HRB, VRDN, M/F, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.14%, 7/09/15 (c)	2,000	2,000,000
City of Santa Rosa California, HRB, VRDN, M/F, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.09%, 7/09/15 (c)	1,940	1,940,000
County of Contra Costa California Water District, TECP, 0.14%, 8/19/15	13,900	13,900,000
Municipal Bonds	Par (000)	Value
California (continued)
County of Riverside California Industrial Development Authority, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.20%, 7/09/15 (c)	$3,300	$3,300,000
County of Riverside California Transportation Commission, Refunding RB, VRDN, ROCS, Series 14064 (Citibank NA SBPA), 0.08%, 7/09/15 (a)(b)(c)	1,675	1,675,000
County of Santa Clara California, GO, Election of 2008, Series B, 5.00%, 8/01/15	260	261,083
East Bay California Municipal Utility District, Water System, TECP:
0.14%, 8/19/15	22,600	22,600,000
0.12%, 9/02/15	8,300	8,300,000
0.12%, 9/02/15	16,700	16,700,000
East Bay Municipal Utility District, Water System, RB, VRDN (Citibank NA SBPA), 0.08%, 7/09/15 (a)(c)	3,200	3,200,000
East Bay Municipal Utility District, Water System, Refunding RB, VRDN, Sub-Series A-1 (Wells Fargo Bank NA SBPA), 0.06%, 7/08/15 (c)	14,445	14,445,000
Eastern Municipal Water District, Refunding RB:
Series A, 0.11%, 11/11/15	13,075	13,075,000
VRDN, Series A (Wells Fargo Bank NA SBPA), 0.07%, 7/08/15 (c)	7,000	7,000,000
VRDN, Series C (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.06%, 7/01/15 (c)	3,200	3,200,000
Elsinore Valley Municipal Water District, COP, Refunding, VRDN, Series B (Bank of America NA LOC), 0.08%, 7/08/15 (c)	1,465	1,465,000
Fairfield-Suisun Unified School District Financing Corp., GO, Refunding, 4.00%, 8/01/15	500	501,624
Fontana California Unified School District, GO, VRDN, FLOATS (JPMorgan Chase Bank NA Liquidity Agreement), 0.15%, 7/05/15 (a)(b)(c)	5,595	5,595,000

2	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Fresno Unified School District, GO, 4.00%, 8/01/15	$2,440	$2,448,233
Irvine Ranch Water District, Refunding, Special Assessment Bonds, Series A-2, 0.10%, 3/15/16	3,400	3,400,000
Los Angeles County Metropolitan Transportation Authority, RB, Senior, Series B, 4.00%, 7/01/15	4,100	4,100,433
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Senior:
Series A, 5.00%, 7/01/15	600	600,079
Series C, 5.00%, 7/01/15	3,215	3,215,427
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Projects, District No. 14, Sub-Series A, 2.00%, 10/01/15 (d)	3,660	3,674,640
Los Angeles County Schools, RB, Pooled TRAN, Series A-3, 2.00%, 6/30/16 (d)	2,000	2,032,380
Los Angeles Department of Water & Power, Refunding RB:
Series A, 1.00%, 7/01/15	1,650	1,650,037
Series A, 5.00%, 7/01/15	500	500,067
VRDN, Sub-Series B-3 (Royal Bank of Canada SBPA), 0.01%, 7/02/15 (c)	15,300	15,300,000
VRDN, Sub-Series B-3 (Royal Bank of Canada SBPA), 0.06%, 7/09/15 (c)	1,700	1,700,000
VRDN, Sub-Series B-5 (Bank of Montreal SBPA), 0.06%, 7/09/15 (c)	3,000	3,000,000
VRDN, Sub-Series B-6 (Bank of Montreal SBPA), 0.01%, 7/02/15 (c)	2,400	2,400,000
VRDN, Sub-Series B-8 (Wells Fargo Bank NA SBPA), 0.06%, 7/09/15 (c)	2,700	2,700,000
Metropolitan Water District of Southern California, Refunding RB, Series B:
3.00%, 7/01/15	350	350,027
5.00%, 7/01/15	400	400,053
Milpitas Unified School District, GO, Election of 2012, Series B, 1.00%, 8/01/15	2,320	2,321,745
Milpitas Unified School District, GO, Refunding, 1.00%, 8/01/15	1,360	1,361,023
Municipal Bonds	Par (000)	Value
California (continued)
Ohlone Community College District, GO, Election of 2010, Series B, 1.00%, 8/01/15	$1,400	$1,401,056
Palomar California Community College District, GO, VRDN, FLOATS (JPMorgan Chase Bank NA Liquidity Agreement), 0.08%, 7/09/15 (a)(b)(c)	6,200	6,200,000
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (California State Teachers Retirement System LOC, State Street Bank & Trust Co. LOC), 0.03%, 7/02/15 (c)	4,700	4,700,000
Pomona Unified School District, GO, Refunding, 2.00%, 8/01/15	400	400,614
Poway Unified School District, GO, Refunding, 3.00%, 8/01/15	600	601,491
Rancho Santiago Community College District, GO, 4.00%, 9/01/15	400	402,591
Riverside Community College District Foundation, GO (d):
Election of 2004, Series E, 5.00%, 8/01/15	620	622,461
Refunding, 2.00%, 8/01/15	735	736,088
Sacramento Transportation Authority, Refunding RB, VRDN, Series A (Mizuho Bank Ltd SBPA), 0.05%, 7/09/15 (c)	3,200	3,200,000
San Diego County Regional Airport Authority, RB, Senior, Series A, 3.00%, 7/01/15	600	600,046
San Diego County Regional Transportation Commission, Refunding RB, VRDN (c):
FLOATS (JPMorgan Chase Bank NA Liquidity Agreement), 0.08%, 7/09/15 (a)(b)	2,220	2,220,000
Series C (Mizuho Corporate Bank SBPA), 0.05%, 7/09/15	4,600	4,600,000
San Diego County Water Authority, TECP:
0.08%, 7/08/15	5,000	5,000,000
0.08%, 7/09/15	4,000	4,000,000
San Diego Housing Authority, HRB, VRDN, M/F, Studio 15, Series B, AMT (Citibank NA LOC), 0.07%, 7/09/15 (c)	4,430	4,430,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	3

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
San Francisco City & County Airports Commission-San Francisco International Airport, Refunding RB, AMT, VRDN, 2nd Series A-1 (JPMorgan Chase NA LOC), 0.07%, 7/08/15 (c)	$28,265	$28,265,000
San Francisco City & County Redevelopment Agency, Special Tax, VRDN, Community Facility District No. 4 (Bank of America NA LOC), 0.06%, 7/08/15 (c)	14,975	14,975,000
San Joaquin Delta Community College District, GO, Election of 2004, Series C, 1.00%, 8/01/15	2,400	2,401,763
San Jose Evergreen Community College District, GO, Refunding, 2.00%, 9/01/15	335	336,032
San Jose Unified School District, GO, Refunding, 2.00%, 8/01/15	1,910	1,913,053
Santa Clara Valley Water District, TECP, 0.12%, 8/11/15	5,000	5,000,000
Sonoma County Junior College District, GO, Election of 2002, Series D, 5.00%, 8/01/15	375	376,567
Southern California Public Power Authority, Refunding RB:
Sub-Series A, 5.00%, 7/01/15	2,400	2,400,317
VRDN, Magnolia Power Project, Series A-2 (Wells Fargo Bank NA LOC), 0.06%, 7/08/15 (c)	16,745	16,745,000
State of California, GO, Refunding, VRDN (c):
Kindergarten, Series B-1 (Citibank NA LOC), 0.01%, 7/02/15	2,200	2,200,000
Kindergarten, Series B-2 (Citibank NA LOC), 0.01%, 7/02/15	2,415	2,415,000
Series A, Sub-Series A-2 (Royal Bank Canada LOC), 0.04%, 7/08/15	4,000	4,000,000
Series B, Sub-Series B-1 (Bank of America NA LOC), 0.05%, 7/08/15	3,000	3,000,000
Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, VRDN, Kindergarten (c):
Series A-2 (State Street Bank & Trust Co. LOC), 0.01%, 7/02/15	$4,100	$4,100,000
Series B-1 (JPMorgan Chase Bank NA LOC), 0.05%, 7/08/15	5,000	5,000,000
State of California, GO, Refunding FLOATS, Series 2661 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.10%, 7/09/15 (a)(b)(c)	31,814	31,814,000
Sunnyvale Elementary School District, GO, Refunding, 2.00%, 9/01/15	1,000	1,003,040
University of California, Refunding RB, VRDN, Series AL-1, 0.04%, 7/09/15 (c)	7,500	7,500,000
University of California, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4401 (JPMorgan Chase Bank NA Liquidity Agreement), 0.08%, 7/09/15 (a)(b)(c)	2,000	2,000,000
Ventura Unified School District, GO, Refunding, 2.00%, 8/01/15	150	150,241
Yucaipa Valley Water District, Refunding RB, Series A, 3.00%, 9/01/15	680	683,232
Total Investments (Cost — $506,743,268*) — 91.3%		506,743,268
Other Assets Less Liabilities — 8.7%		48,138,186

Net Assets — 100.0%		$554,881,454

4	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015

Schedule of Investments (continued)	BIF California Municipal Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Co., Inc	$3,674,640	—
Piper Jaffray & Co.	$1,358,549	—
RBC Capital Markets, LLC	$2,032,380	—

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
P-FLOATS	Puttable Floating Rate Securities
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	5

Schedule of Investments (concluded)	BIF California Municipal Money Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$506,743,268	—	$506,743,268
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $73,309,856 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

6	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 86.1%
Capital City Connecticut EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.08%, 7/08/15 (a)	$4,570	$4,570,000
City of Derby Connecticut, GO, BAN, 1.00%, 9/03/15	5,000	5,006,857
City of Norwalk Connecticut, GO, Series B, 4.00%, 8/15/15	750	753,570
City of Stamford Connecticut, GO, Refunding, Series B, 5.00%, 7/01/15	400	400,053
Connecticut Housing Finance Authority, RB, VRDN (a):
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.05%, 7/09/15	1,340	1,340,000
MSG Mortgage Finance Program, Series D, AMT (Royal Bank of Canada SBPA), 0.07%, 7/08/15	6,980	6,980,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
AMT, Sub-Series B-5 (Bank of Tokyo-Mitsubishi SBPA), 0.08%, 7/09/15	4,000	4,000,000
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank SBPA), 0.03%, 7/02/15	5,000	5,000,000
Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 7/09/15	8,500	8,500,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.06%, 7/09/15 (a)	4,150	4,150,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.07%, 7/08/15 (a)	16,500	16,500,000
Connecticut State Health & Educational Facility Authority, RB:
Quinnipiac University, Series I, 5.00%, 7/01/15	100	100,012
VRDN, Hotchkiss School, Series A (U.S. Bank NA LOC), 0.07%, 7/09/15 (a)	4,100	4,100,000
VRDN, Yale University, Series V-1, 0.01%, 7/02/15 (a)	2,000	2,000,000
Municipal Bonds	Par (000)	Value
Connecticut (continued)
County of Hartford Metropolitan District, GO, BAN, Series B, 5.00%, 11/04/15	$3,000	$3,050,806
State of Connecticut, RB, Special Tax Obligation, 5.00%, 1/01/16	305	312,363
Town of Brookfield Connecticut, GO, Refunding, 3.00%, 8/01/15	495	496,195
Town of Cheshire Connecticut, GO, 3.00%, 7/15/15	555	555,641
Town of Darien Connecticut, GO, Refunding, 5.00%, 7/15/15	500	500,995
Town of East Lyme Connecticut, GO, Refunding:
2.00%, 7/15/15	550	550,404
BAN, 1.00%, 7/23/15	1,840	1,841,007
Town of Easton Connecticut, GO, Refunding, BAN, 1.00%, 12/15/15	1,000	1,003,727
Town of Enfield Connecticut, GO, 1.00%, 8/11/15	1,000	1,000,940
Town of Enfield Connecticut, GO, Refunding, BAN, 1.00%, 8/11/15	1,000	1,000,988
Town of Fairfield Connecticut, GO, 4.00%, 7/15/15	450	450,708
Town of Greenwich Connecticut, GO, Refunding, BAN, 1.25%, 1/21/16	3,000	3,018,754
Town of Killingly Connecticut, GO, Refunding, 2.00%, 4/28/16	1,000	1,014,029
Town of Manchester Connecticut, GO, Series B, 4.00%, 11/15/15	350	354,783
Town of Manchester Connecticut, GO, 4.00%, 7/15/15	150	150,231
Town of Manchester Connecticut, GO, Refunding, Series B, 3.00%, 8/01/15	150	150,355
Town of North Branford Connecticut, GO, Refunding, 2.00%, 8/01/15	375	375,609
Town of Plainfield Connecticut, GO, BAN, 1.00%, 3/30/16	2,500	2,512,705
Town of Stratford Connecticut, GO, Series D, 4.00%, 12/15/15	300	305,042
Town of Trumbull Connecticut, GO, Refunding, 2.00%, 9/01/15	330	331,041
Town of West Hartford Connecticut, GO, Series A, 2.00%, 1/15/16	1,050	1,060,596
Town of Weston Connecticut, GO, Refunding Series B, 5.00%, 8/01/15	510	512,107

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	1

Schedule of Investments (continued)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Town of Windsor Connecticut, GO, Refunding, Series B, 5.00%, 7/15/15	$435	$435,861
University of Connecticut, RB, Series A, 3.00%, 2/15/16	850	864,473
Total Investments (Cost — $85,249,852*) — 86.1%		85,249,852
Other Assets Less Liabilities — 13.9%		13,775,618

Net Assets — 100.0%		$99,025,470

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
EDA	Economic Development Authority
GO	General Obligation Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$85,249,852	—	$85,249,852
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $13,489,908 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	3

Schedule of Investments June 30, 2015 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 99.4%
City of Gloucester Massachusetts, GO, Refunding, 2.00%, 7/15/15	$255	$255,191
City of Peabody Massachusetts, GO, Refunding, Series A, 2.00%, 11/15/15	605	609,109
City of Salem Massachusetts, GO, 1.00%, 12/03/15	2,000	2,005,958
City of Somerville Massachusetts, GO, 4.00%, 8/15/15	300	301,394
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.10%, 7/09/15 (a)	5,000	5,000,000
Massachusetts Clean Water Trust, RB, Series 9, 5.50%, 8/01/15	325	326,499
Massachusetts Development Finance Agency, HRB, M/F Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.08%, 7/09/15 (a)	3,500	3,500,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Boston University, Series U-3 (Northern Trust Company LOC), 0.04%, 7/09/15	2,500	2,500,000
Holy Cross College, FLOATS, Series 1336 (Credit Suisse AG SBPA), 0.19%, 7/09/15 (b)(c)	3,050	3,050,000
Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.08%, 7/09/15 (b)(c)	3,025	3,025,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, Boston University, Series U-6C (TD Bank NA LOC), 0.02%, 7/02/15 (a)	5,750	5,750,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN (a):
Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.03%, 7/02/15	2,700	2,700,000
Partners Healthcare System, Series P2 (JPMorgan NA SBPA), 0.07%, 7/08/15	3,200	3,200,000
Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, RB, VRDN (a) (concluded):
Stonehill College, Series K (JPMorgan Chase Bank NA LOC), 0.02%, 7/02/15	$635	$635,000
Tufts University, Series G (Wells Fargo NA SBPA), 0.03%, 7/02/15	5,160	5,160,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Harvard University, Series R, 0.01%, 7/02/15	500	500,000
Tufts University, Series N-2 (Wells Fargo Bank NA SBPA), 0.03%, 7/02/15	2,700	2,700,000
Wellesley College, Series I, 0.05%, 7/08/15	1,900	1,900,000
Massachusetts Housing Finance Agency, RB, Quincy Point, M/F Housing, 0.33%, 1/01/17 (d)	2,000	2,000,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (Bank of America NA LOC) (a):
Development, Garlock Printing Corp., 0.23%, 7/08/15	210	210,000
Gem Group, Inc. Issue, 0.23%, 7/02/15	210	210,000
Massachusetts Industrial Finance Agency, Refunding RB, VRDN, FHA, Chestnut House Apartments (Sumitomo Mitsui Banking LOC), 0.07%, 7/08/15 (a)	2,400	2,400,000
Massachusetts School Building Authority, RB, Sales Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.08%, 7/09/15 (a)(b)	2,125	2,125,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.05%, 7/08/15 (a)	3,000	3,000,000
Massachusetts Water Resources Authority, Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.07%, 7/09/15	2,095	2,095,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	1

Schedule of Investments (continued)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Water Resources Authority, Refunding RB, VRDN (a) (concluded):
FLOATS, RBC Municipal Product, Inc. Trust, Series E-42 (Royal Bank of Canada LOC), 0.07%, 7/06/15 (b)(c)	$3,000	$3,000,000
Town of Ayer Massachusetts, GO, Refunding, BAN, 1.00%, 11/20/15	3,244	3,252,954
Town of Chatham Massachusetts, GO, Refunding, 4.00%, 7/01/15	265	265,027
University of Massachusetts Building Authority, RB, Senior Series 1:
2.00%, 11/01/15	700	704,285

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
University of Massachusetts Building Authority, RB, Senior Series 1 (concluded):
VRDN (JPMorgan Chase Bank NA SBPA), 0.09%, 7/08/15 (a)	$2,415	$2,415,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.16%, 1/28/16 (a)	2,905	2,905,000
Total Investments (Cost — $67,700,417*) — 99.4%		67,700,417
Other Assets Less Liabilities — 0.6%		410,148

Net Assets — 100.0%		$68,110,565

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
FHA	Federal Housing Administration
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

2	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$67,700,417	—	$67,700,417
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $111,215 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	3

Schedule of Investments June 30, 2015 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 73.3%
Borough of Fort Lee New Jersey, GO, Refunding, 1.25%, 11/25/15	$3,277	$3,287,810
Borough of Hawthorne New Jersey, GO, BAN, Refunding, 1.00%, 10/30/15	480	480,990
Borough of New Providence New Jersey, GO, BAN, 1.00%, 7/17/15	3,250	3,251,055
Borough of Oradell New Jersey, GO, BAN, 1.00%, 4/08/16	2,500	2,510,777
Borough of Pompton Lakes, GO, BAN, Refunding, 1.00%, 12/18/15	2,998	3,007,217
Borough of Somerville New Jersey, GO, BAN, 1.00%, 10/15/15	6,000	6,013,034
Borough of Tenafly, GO, BAN, 1.50%, 5/13/16	1,930	1,948,059
Burlington County Bridge Commission, RB, 1.25%, 2/01/16	900	905,003
City of Margate City New Jersey, GO, BAN, Refunding, 1.00%, 7/20/15	2,000	2,000,643
County of Camden New Jersey Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.10%, 7/07/15 (a)	1,490	1,490,000
County of Cape May Municipal Utilities Authority, Refunding RB, Series A (AGM), 5.75%, 1/01/16	890	914,569
County of Essex New Jersey Improvement Authority, HRB, VRDN, ACES, Pooled Government Loan Program (Wells Fargo Bank NA LOC), 0.07%, 7/07/15 (a)	1,120	1,120,000
County of Morris New Jersey, GO, Refunding, 3.00%, 2/01/16	625	635,714
County of Ocean New Jersey, GO, Refunding, Series B, 4.00%, 12/01/15	400	406,427
County of Union New Jersey Industrial Pollution Control Financing Authority, Refunding RB, VRDN, Exxon Project, 0.01%, 7/01/15 (a)	1,405	1,405,000
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.06%, 7/07/15 (a)	8,940	8,940,000
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Garden State Preservation Trust, RB, Series A (AGM) (b):
5.80%, 11/01/15	$2,940	$2,995,376
5.80%, 11/01/15	350	356,704
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.06%, 7/07/15	12,500	12,500,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 7/07/15	5,225	5,225,000
New Jersey EDA, Refunding RB, VRDN (a):
Exxon Mobil Corp. Project, 0.01%, 7/01/15	7,950	7,950,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.23%, 7/07/15	5,400	5,400,000
New Jersey Educational Facilities Authority, RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.06%, 7/07/15 (a)	5,645	5,645,000
New Jersey Environmental Infrastructure Trust, RB, 5.00%, 9/01/15	600	604,829
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA SBPA), 0.07%, 7/07/15 (a)(c)(d)	1,500	1,500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.07%, 7/07/15	8,175	8,175,000
Series A-4 (TD Bank NA LOC), 0.06%, 7/07/15	10,085	10,085,000
Virtua Health (Wells Fargo Bank NA LOC), 0.08%, 7/07/15	5,195	5,195,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN (a):
Hospital Capital Asset Financing, Series A (JPMorgan Chase NA LOC), 0.08%, 7/07/15	1,000	1,000,000
RWJ Health Care Corp. (TD Bank NA LOC), 0.06%, 7/07/15	3,980	3,980,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	1

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, RB, VRDN, S/F, AMT, Series V, 0.07%, 7/07/15 (a)	$15,000	$15,000,000
New Jersey State Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates, Refunding RB, Princeton University, VRDN, 0.07%, 7/07/15 (a)(c)(d)	2,000	2,000,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement) (a)(c)(d):
Series L-35, 0.09%, 7/07/15	17,090	17,090,000
Series L-36, 0.09%, 7/07/15	19,300	19,300,000
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT, Series 2008-1066 (Bank of America SBPA), 0.17%, 7/07/15 (a)(c)	3,290	3,290,000
Port Authority of New York & New Jersey, Austin Trust, RB, VRDN, AMT, Series 1055 (AGM) (Bank of America SBPA), 0.14%, 7/07/15 (a)(c)	6,710	6,710,000
Township of Bloomfield New Jersey, GO, BAN, 1.50%, 1/15/16	2,955	2,972,305
Township of Branchburg New Jersey, GO, Refunding BAN, 1.25%, 10/08/15	3,676	3,684,523
Township of East Hanover New Jersey, GO, BAN, Refunding:
1.00%, 8/20/15	1,900	1,901,765
1.00%, 11/24/15	1,852	1,856,697
Township of Edison New Jersey, GO, BAN, Refunding:
1.00%, 8/28/15	1,910	1,911,905
1.00%, 2/12/16	7,530	7,557,941
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Township of Lawrence New Jersey, GO, BAN, Refunding, 1.00%, 7/24/15	$900	$900,449
Township of Little Falls New Jersey, GO, BAN, Refunding, Series B, 1.00%, 1/06/16	2,993	3,001,472
Township of Lower New Jersey, GO, BAN, Refunding, 1.00%, 8/06/15	500	500,282
Township of Maplewood New Jersey, GO, BAN:
1.00%, 7/02/15	2,609	2,608,815
1.00%, 9/18/15	3,570	3,574,984
Township of Middle New Jersey, GO, Refunding, 1.00%, 11/12/15	4,923	4,931,874
Township of Monroe Board of Education/Middlesex County, GO, Refunding, 4.00%, 9/15/15	450	453,509
Township of Montville New Jersey, GO, BAN, Refunding, 1.00%, 10/09/15	1,550	1,552,475
Township of Mount Laurel New Jersey, GO, BAN, Refunding, Series B, 1.00%, 3/10/16	2,716	2,725,925
Township of Mount Olive, GO, Refunding, 2.00%, 5/15/16	820	831,070
Township of Randolph New Jersey, GO, BAN, 1.00%, 9/25/15	5,344	5,353,703
Township of River Vale New Jersey, GO, BAN, Refunding, 1.00%, 8/14/15	2,679	2,681,242
Township of Woodbridge New Jersey, GO, Refunding, 4.00%, 7/15/15	225	225,349
Total Investments (Cost — $221,544,492*) — 73.3%		221,544,492
Other Assets Less Liabilities — 26.7%		80,798,400

Net Assets — 100.0%		$302,342,892

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

2	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund

Portfolio Abbreviations

ACES	Adjustable Convertible Extendible Securities
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$221,544,492	—	$221,544,492
[1] See above Schedule of Investments for values in the state.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	3

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $79,151,750 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

4	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 103.0%
Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.09%, 7/07/15 (a)	$3,765	$3,765,000
Bronxville Union Free School District, GO, BAN, 1.00%, 9/18/15	3,200	3,205,176
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.07%, 7/07/15 (a)	4,580	4,580,000
City of New York New York, GO, VRDN (a):
Series A-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 7/07/15	2,000	2,000,000
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.09%, 7/07/15	10,660	10,660,000
Sub-Series D-4, (TD Bank NA SBPA), 0.02%, 7/01/15	15,520	15,520,000
Sub-Series F-7 (Royal Bank of Canada LOC ) , 0.02%, 7/01/15	10,300	10,300,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.02%, 7/01/15	35,500	35,500,000
Sub-Series I-2 (JP Morgan Chase Bank NA Liquidity Agreement), 0.02%, 7/01/15	5,300	5,300,000
Sub-Series L (U.S. Bank NA LOC), 0.03%, 7/01/15	900	900,000
City of New York New York, GO, Refunding, VRDN (a):
Sub-Series D-3A (Public Employee Retirement LOC), 0.02%, 7/01/15	5,300	5,300,000
Sub-Series J-5 (Bank of America NA SBPA), 0.03%, 7/01/15	1,000	1,000,000
City of New York New York Housing Development Corp., RB, VRDN, M/F Housing Mortgage, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.08%, 7/07/15 (a)	11,700	11,700,000
City of New York New York Industrial Development Agency, RB, VRDN (a):
Korean Air Lines Co. Ltd. Project, Series C, AMT (Kookmin Bank LOC), 0.14%, 7/07/15	6,600	6,600,000

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Industrial Development Agency, RB, VRDN (a) (concluded):
New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.07%, 7/07/15	$1,490	$1,490,000
City of New York New York Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN, Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.06%, 7/07/15 (a)	1,600	1,600,000
City of North Tonawanda New York, GO, Refunding, BAN, 1.25%, 5/05/16	4,668	4,694,428
County of Dutchess New York IDA, RB, Marist College, Series A (TD Bank NA LOC), 0.08%, 7/07/15 (a)	3,105	3,105,000
County of Erie New York, IDA, Schools Facilities Revenue, FLOATS, Tender Option Bond Trust Receipts/Certificates, RB, AGM, VRDN (JP Morgan Chase Bank NA Liquidity Agreement), 0.11%, 7/02/15 (a)(b)(c)	3,270	3,270,000
County of Essex New York, GO, BAN, Series F, 1.00%, 12/18/15	3,370	3,379,741
County of Monroe New York IDA, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.17%, 7/07/15 (a)(b)	5,605	5,605,000
County of Nassau New York IDA, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor, Fannie Mae LOC), 0.07%, 7/07/15 (a)	13,500	13,500,000
County of Onondaga New York IDA, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.17%, 7/07/15 (a)	7,085	7,085,000
County of Oswego New York IDA, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.17%, 7/07/15 (a)	1,050	1,050,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	1

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County of Rensselaer New York IDA, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.12%, 7/07/15 (a)	$4,320	$4,320,000
County of Saratoga New York, RB, VRDN, Hospital Project (HSBC Bank USA NA LOC), 0.07%, 7/07/15 (a)	2,495	2,495,000
East Moriches Union Free School District, GO, 1.50%, 6/17/16	4,900	4,942,255
Franklin County Civic Development Corp., Refunding RB, VRDN, Alice Hyde Medical Center, Series A (HSBC Bank USA NA LOC), 0.07%, 7/07/15 (a)	3,300	3,300,000
Gorham-Middlesex Central School District, GO, BAN 1.00%, 7/08/15	4,950	4,950,790
Gorham-Middlesex Central School District, Refunding, GO, BAN 1.50%, 6/21/16 (d)	5,061	5,102,317
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.08%, 7/07/15 (a)(b)(c)	4,625	4,625,000
New York City Housing Development Corp. New York, MRB, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.07%, 7/07/15 (a)	4,255	4,255,000
New York City Housing Development Corp. New York, RB, VRDN (a):
50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.08%, 7/07/15	7,000	7,000,000
Atlantic Court Apartments, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.07%, 7/07/15	10,900	10,900,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.06%, 7/07/15	3,235	3,235,000
M/F Housing, Series K-2 (Wells Fargo Bank NA LOC), 0.08%, 7/07/15	12,365	12,365,000
M/F Housing, Balton, Series A (Freddie Mac LOC), 0.08%, 7/07/15	800	800,000
Municipal Bonds	Par (000)	Value
New York (continued)
New York City Housing Development Corp. New York, RB, VRDN (a) (concluded):
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.06%, 7/07/15	$12,065	$12,065,000
New York City Housing Development Corp. New York, Refunding RB, VRDN (a):
ROCS, Series II-R-11699, AMT (Citibank NA SBPA), 0.12%, 7/07/15 (b)(c)	5,905	5,905,000
New York City Housing Development Corp. New York, Refunding RB, VRDN (a) (concluded):
M/F Housing, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.07%, 7/07/15	2,700	2,700,000
New York City Industrial Development Agency, RB, VRDN, Jamaica First Parking LLC (a):
(TD Bank NA LOC), 0.07%, 7/07/15	2,730	2,730,000
Air Express International Corp. Project, AMT (Citibank NA LOC) (TD Bank NA LOC), 0.11%, 7/07/15	8,000	8,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.02%, 7/01/15	13,500	13,500,000
Sub-Series A-4 (Wells Fargo Bank NA SBPA), 0.02%, 7/01/15	3,530	3,530,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA), 0.03%, 7/01/15 (a)	3,240	3,240,000
Municipal Water Finance Authority, FLOATS, Series 2043 (Morgan Stanley Bank Liquidity Agreement), 0.08%, 7/07/15 (b)(c)	3,482	3,482,393

2	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Water & Sewer System, Refunding RB, VRDN (a):
2nd General Resolution, Series AA (TD Bank NA SBPA), 0.02%, 7/01/15	$1,500	$1,500,000
2nd General Resolution, Series BB-4 (Wells Fargo Bank NA SBPA), 0.01%, 7/01/15	2,445	2,445,000
New York City Water & Sewer System, Refunding RB, VRDN (a) (concluded):
Municipal Water Finance Authority, 2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.02%, 7/01/15	16,890	16,890,000
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.08%, 7/07/15 (a)	14,600	14,600,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.02%, 7/01/15 (a)	11,500	11,500,000
New York Mortgage Agency, RB, S/F Housing, AMT, VRDN, Series 132 (Royal Bank of Canada SBPA), 0.06%, 7/01/15 (a)	6,800	6,800,000
New York State Dormitory Authority, RB, VRDN (a)(b):
Personal Income Tax Revenue, Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.08%, 7/07/15	7,200	7,200,000
ROCS, Series RR-II-11843 (BHAC) (Citibank NA SBPA), 0.08%, 7/02/15 (c)	8,000	8,000,000
New York State Dormitory Authority, Refunding RB, VRDN (a):
City University, Consolidated 5th Series C (Bank of America NA LOC), 0.07%, 7/07/15	3,995	3,995,000
Cornell University, Series B (JPMorgan Chase Bank NA SBPA), 0.07%, 7/07/15	4,040	4,040,000
FFT Senior Communities, Inc. (HSBC Bank NA LOC), 0.06%, 7/07/15	2,550	2,550,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB, VRDN (a) (concluded):
Long Island University, Series A-2 (TD Bank NA LOC), 0.06%, 7/07/15	$3,500	$3,500,000
Personal Income Tax Revenue, PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.08%, 7/07/15 (b)(c)	5,325	5,325,000
New York State Environmental Facilities Corp., Refunding RB, PUTTERS, VRDN, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.08%, 7/02/15 (a)(b)(c)	3,500	3,500,000
New York State HFA (a):
125 West 31st Street Housing, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.06%, 7/07/15	20,300	20,300,000
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.13%, 7/07/15	700	700,000
New York State HFA, HRB, VRDN, Series A, M/F Housing (a):
363 West 30th Street, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.06%, 7/07/15	12,150	12,150,000
625 W. 57th Street (Bank of NY Mellon LOC), 0.06%, 7/07/15	5,000	5,000,000
855 6th Ave Housing (Wells Fargo Bank NA LOC), 0.05%, 7/07/15	6,600	6,600,000
New York State HFA, Refunding, HRB, VRDN (a):
Series L (Bank of America NA LOC), 0.06%, 7/07/15	8,200	8,200,000
Series M-2 (Bank of America NA LOC), 0.11%, 7/07/15	3,240	3,240,000
New York State Urban Development Corp., Refunding RB, VRDN (a):
Austin Trust, Series 2008-3508 (Bank of America NA LOC) (BHAC), 0.12%, 7/07/15 (b)	6,450	6,450,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	3

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Urban Development Corp., Refunding RB, VRDN (a) (concluded):
Series 2004 A-3 (JPMorgan Chase Bank NA SBPA), 0.10%, 7/07/15	$14,025	$14,025,000
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT, Series 2008-1066 (Bank of America SBPA), 0.17%, 7/07/15 (a)(b)	5,480	5,480,000
Port Authority of New York & New Jersey, Refunding RB, VRDN (a)(b)(c):
FLOATS, Series 2977, AMT (Morgan Stanley Bank SBPA), 0.08%, 7/07/15	14,000	14,000,000
Port Authority of New York & New Jersey, Refunding RB, VRDN (a)(b)(c) (concluded):
FLOATS, Series 3321 (Credit Suisse AG SBPA), 0.07%, 7/07/15	835	835,000
PUTTERS, Series 2945, AMT (JPMorgan Chase Bank NA SBPA), 0.10%, 7/07/15	1,665	1,665,000
ROCS, Series 14086 (Citibank NA Liquidity Agreement), 0.11%, 7/07/15	2,050	2,050,000
South Colonie Central School District, GO, 1.50%, 7/15/16 (d)	3,545	3,574,140
Sweet Home Central School District, GO, BAN, 1.00%, 7/08/15	3,920	3,920,651
Taconic Hills Central School District at Craryville, GO, Refunding, 1.50%, 7/01/16 (d)	5,828	5,879,960
Town of Huntington New York, GO, BAN, Series A, 1.00%, 12/09/15	835	837,400
Town of LaGrange New York, GO, Refunding Series A, 1.00%, 3/25/16	2,685	2,696,799
Town of Lancaster New York, GO, Refunding, 1.00%, 7/29/15	5,035	5,037,828
Town of Lockport New York, GO, BAN, 1.00%, 12/15/15	2,838	2,845,292
Town of Wappinger New York, GO, Refunding Series A, 1.00%, 3/25/16	4,406	4,422,418
Municipal Bonds	Par (000)	Value
New York (concluded)
Town of Webster New York, GO, BAN, Refunding, 1.00%, 9/30/15	$1,000	$1,001,794
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN (a):
Austin Trust, Series 2008-1184 (Bank of America NA LOC), 0.12%, 7/07/15 (b)	4,300	4,300,000
Subseries B-2 (Wells Fargo Bank NA LOC), 0.02%, 7/01/15	7,000	7,000,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.12%, 7/07/15 (a)	5,080	5,080,000
Village of Ossining New York, GO, Refunding, 1.00%, 11/18/15	3,362	3,371,436
Village of Sleepy Hollow New York, GO, Refunding BAN, Series A, 1.00%, 11/24/15	1,547	1,550,220
Wappingers Central School District, Refunding, GO:
BAN, Series B, 1.00%, 7/10/15	3,926	3,926,499
Series A, 1.50%, 7/08/16 (d)	4,380	4,417,277
West Genesee Central School District, GO, BAN, 1.00%, 10/23/15	2,500	2,504,860
Westchester County Industrial Development Agency, RB (TD Bank NA LOC), Series B, VRDN, 0.07%, 7/07/15 (a)	4,570	4,570,000
Yonkers New York IDA, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.08%, 7/07/15 (a)	19,300	19,300,000
Total Investments (Cost — $563,328,674*) — 103.0%		563,328,674
Liabilities in Excess of Other Assets — (3.0)%		(16,521,654)

Net Assets — 100.0%		$546,807,020

4	BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015

Schedule of Investments (continued)	BIF New York Municipal Money Fund

Notes to Schedule of Investments

*	Cost of federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Jefferies & Co.	$9,454,100	—
National Financial Services Group	$9,519,594	—

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	5

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$563,328,674	—	$563,328,674

[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $944,046 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

6	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 98.7%
City of Akron Ohio, Refunding RB, 3.00%, 12/01/15	$100	$101,098
City of Brecksville Ohio, GO, BAN, Service Center Garage Improvement, 1.00%, 6/15/16	380	382,361
City of Cincinnati Ohio, GO, Refunding, Series B, 2.25%, 12/01/15	100	100,797
City of Cincinnati Ohio Water System Revenue, Refunding RB, Series A:
3.00%, 12/01/15	170	171,984
4.00%, 12/01/15	350	355,577
City of Cleveland Ohio, GO, Series A, 5.00%, 10/01/15 (a)	450	455,537
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Series D (Bank of America NA LOC), 0.09%, 7/07/15 (b)	4,950	4,950,000
City of Columbus Ohio, GO:
Series A, 5.00%, 8/17/15	1,200	1,207,292
Series B, 5.00%, 9/01/15	400	403,306
Series B, 5.00%, 2/15/16	210	216,144
City of Columbus Ohio, GO, VRDN, 0.05%, 7/07/15 (b)	2,000	2,000,000
City of Columbus Ohio Sewerage Revenue, RB, Series B, VRDN, 0.05%, 7/07/15 (b)	500	500,000
City of Cuyahoga Falls Ohio, GO, BAN, Various Purpose, 1.00%, 12/03/15	540	541,796
City of Green Ohio, GO, BAN, Series A, 1.00%, 7/30/15	200	200,115
City of Hamilton Ohio, RB, Series B, VRDN, 0.20%, 7/07/15 (b)	710	710,000
City of Kettering Ohio, GO, 1.00%, 12/01/15	100	100,300
City of Marietta Ohio, GO, BAN, Various Purpose, 1.00%, 5/13/16	660	661,989
City of Mason Ohio, GO, BAN, Building Acquisition Improvement, 1.25%, 12/15/15	970	974,584
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/09/16	300	301,445
City of North Olmsted Ohio, GO, 0.30%, 2/03/16	1,335	1,335,000
City of Oberlin, GO, Refunding, 2.00%, 12/01/15	95	95,675
City of Seven Hills Ohio, GO, BAN, 1.20%, 7/07/15	300	300,044
Municipal Bonds	Par (000)	Value
Ohio (continued)
Columbus Regional Airport Authority, RB, AMT, VRDN:
Flight Safety International, Series B (Berkshire Hathaway Guarantor), 0.08%, 7/07/15 (b)	$8,630	$8,630,000
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA, LOC), 0.03%, 7/01/15 (b)	1,845	1,845,000
County of Athens Ohio Port Authority, RB, VRDN, Housing for Ohio, Inc. Project (Barclays Bank PLC LOC), 0.09%, 7/07/15 (b)	5,500	5,500,000
County of Belmont Ohio, GO, BAN, 1.50%, 4/22/16	400	403,392
County of Butler Ohio, GO, Refunding, 3.00%, 12/01/15	135	136,497
County of Cleveland-Cuyahoga Ohio Port Authority, RB, VRDN, 0.07%, 7/07/15 (b)	1,000	1,000,000
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage & Service Center LLC Project (JPMorgan Chase Bank LOC), 0.07%, 7/07/15 (b)	4,580	4,580,000
County of Cleveland-Cuyahoga Port Authority, RB, 5.00%, 8/01/15 (a)	300	301,285
County of Fairfield Ohio, GO, 1.00%, 12/01/15	710	712,034
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, M/F Housing, AMT (Fannie Mae Guarantor, Liquidity Agreement), 0.10%, 7/07/15 (b)	3,100	3,100,000
County of Franklin Ohio Hospital Facilities, RB:
Series A, 5.00%, 11/15/15	245	249,359
VRDN, 0.05%, 7/07/15 (b)	400	400,000
County of Hamilton Ohio, GO, Refunding:
4.00%, 12/01/15	25	25,386
5.00%, 12/01/15	100	101,972
County of Hamilton Ohio Sewer System Revenue, Refunding RB, 2.00%, 12/01/15	50	50,347
County of Logan Ohio, GO, BAN, 1.00%, 1/27/16	715	717,263

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	1

Schedule of Investments (continued)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Lorain Ohio Port Authority, RB, VRDN, St. Ignatius High School Project (U.S. Bank NA LOC), 0.09%, 7/07/15 (b)	$1,130	$1,130,000
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital, Series C (Barclays Bank PLC, SBPA), 0.05%, 7/01/15 (b)	13,300	13,300,000
Cuyahoga Community College District, RB, Series C, 4.00%, 2/01/16	50	51,059
Lake Local School District/Stark County, GO, Refunding, 1.00%, 12/01/15	200	200,544
Miami University/Oxford, RB, 3.00%, 9/01/15	125	125,576
Miami University/Oxford, Refunding RB:
2.00%, 9/01/15	85	85,253
5.00%, 9/01/15	100	100,801
Northeast Ohio Regional Sewer District, Refunding RB, 5.00%, 11/15/15	300	305,122
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.06%, 7/07/15 (b)	3,400	3,400,000
Ohio Air Quality Development Authority, Refunding RB, VRDN, AEP Generation Resources, Inc. Project, Series A (Mizuho Bank LTD), 0.07%, 7/07/15 (b)	3,000	3,000,000
Ohio HFA, RB, VRDN, S/F Housing, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.08%, 7/07/15 (b)	2,900	2,900,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series A02, AMT (Ginnie Mae Guarantor) (Wells Fargo Bank NA SBPA), 0.14%, 7/07/15 (b)(c)(d)	100	100,000
Ohio Higher Educational Facility Commission, Refunding RB:
4.00%, 12/01/15	125	126,864
Series A, 5.00%, 12/01/15	150	152,970
Ohio State Building Authority, RB, Administration Building, Series A, 4.00%, 10/01/15	200	201,901
Ohio State Building Authority, Refunding RB, Series C, 5.00%, 10/01/15	100	101,202
Municipal Bonds	Par (000)	Value
Ohio (continued)
Ohio State Turnpike Commission, Refunding RB, Series A, 3.25%, 2/15/16	$100	$101,789
Ohio State University, RB, VRDN, Series B, 0.05%, 7/07/15 (b)	3,000	3,000,000
Ohio State University, Refunding RB, Series A, 5.00%, 12/01/15	100	102,008
Ohio State Water Development Authority, RB, Series A, 5.00%, 12/01/15	150	152,935
Ohio State Water Development Authority, Refunding RB:
2.50%, 12/01/15	100	100,935
Series B, 5.50%, 12/01/15	50	51,103
Ohio University, Refunding RB, 5.00%, 12/01/15	200	203,851
South-Western City School District, GO, 3.00%, 12/01/15	600	606,772
State of Ohio, GO, Refunding Series C, 5.00%, 8/01/15	340	341,453
State of Ohio, GO, Series A, 5.00%, 9/01/15	110	110,880
State of Ohio, GO, VRDN, Series B (b):
Common Schools, 0.05%, 7/07/15	2,270	2,270,000
Infrastructure Improvement, 0.05%, 7/07/15	400	400,000
State of Ohio, RB:
Development Assistance, Logistics & Distribution Program, Series A, 5.00%, 10/01/15 (e)	700	708,598
VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.26%, 7/07/15 (b)	2,700	2,700,000
State of Ohio Higher Educational Facilities Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA), 0.03%, 7/01/15 (b)	7,210	7,210,000
State of Ohio Higher Educational Facilities Commission, Refunding RB:
Oberlin College, 5.25%, 10/01/15	700	708,950
VRDN, Cleveland Clinic Health System Obligated Group, Series B (Wells Fargo Bank NA Liquidity Agreement), 0.02%, 7/01/15 (b)	2,000	2,000,000

2	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015

Schedule of Investments (continued)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
University of Toledo, RB, Refunding, Series A, 3.50%, 6/01/16	$185	$189,872
Village of Oakwood Ohio, GO, BAN, Various Purpose, 1.13%, 9/24/15	1,657	1,659,514
Wooster City School District, GO, Refunding, 4.00%, 12/01/15	600	609,463

Value
Total Investments (Cost — $92,326,994*) — 98.7%	$92,326,994
Other Assets Less Liabilities — 1.3%	1,171,044

Net Assets — 100.0%	$93,498,038

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(e)	Security is collateralized by municipal or U.S. Treasury obligations.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015	3

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$92,326,994	—	$92,326,994

[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $65,183 is categorized as level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

4	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: August 21, 2015